Earnings per equity share (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Earnings Per Equity Share

	Year ended March 31,
	2016		2017		2018
Profit attributable to equity holders of the Company	₹	89,075	₹	84,895	₹	80,081
Weighted average number of equity shares outstanding		4,913,118,800		4,857,081,010		4,750,043,400

Basic earnings per share	₹	18.13	₹	17.48	₹	16.86

	Year ended March 31,
	2016		2017		2018
Profit attributable to equity holders of the Company	₹	89,075	₹	84,895	₹	80,081
Weighted average number of equity shares outstanding		4,913,118,800		4,857,081,010		4,750,043,400
Effect of dilutive equivalent share options		10,261,016		14,266,128		8,318,575

Weighted average number of equity shares for diluted earnings per share		4,923,379,816		4,871,347,138		4,758,361,975

Diluted earnings per share	₹	18.09	₹	17.43	₹	16.83